SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock reflected in the condensed balance sheets (Details) - Class A Common Stock Subject to Possible Redemption - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 500,000,000
Class A common stock issuance costs		(26,652,125)
Redemptions	$ (215,914,673)
Remeasurement of carrying value to redemption value	14,785,760	31,196,812
Class A common stock subject to possible redemption	$ 303,415,774	$ 504,544,687